Summary of Significant Accounting Policies - Schedule of Changes in Contract Liabilities (FY) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Changes in Contract Liabilities [Abstract]
Balance	$ 369	$ 3,445	$ 4,648
Deferral of revenue	298
Recognition of revenue	(220)	(3,076)	(1,203)
Balance	$ 447	$ 369	$ 3,445